Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2022	2021
Land and land improvements	$292	$292
Buildings	1,619	1,568
Leasehold improvements	649	584
Furniture, fixtures and equipment	2,892	2,417
	5,452	4,861
Accumulated depreciation	(2,677)	(2,208)
Premises and equipment, net	$2,775	$2,653